Income Taxes (Schedule Of Components Of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Current tax expense: U.S. Federal	$ 58.1	$ 6.9
Current tax expense: Foreign	34.7	13.2	$ 32.0
Current tax expense: State and local	1.0	0.6	4.4
Total current tax expense	93.8	20.7	36.4
Deferred tax (benefit) expense: U.S. Federal	(539.7)	(18.0)	(92.0)
Deferred tax (benefit) expense: Foreign	3.1	(10.1)	4.2
Deferred tax (benefit) expense: State and local	(19.9)	(4.4)	(1.4)
Total deferred tax (benefit) expense	(556.5)	(32.5)	(89.2)
Income tax (benefit) expense	(462.7)	(11.8)	(52.8)
SB/RH [Member]
Current tax expense: U.S. Federal	58.4	4.2	2.0
Current tax expense: Foreign	34.7	13.2	31.5
Current tax expense: State and local	1.0	0.6	4.3
Total current tax expense	94.1	18.0	37.8
Deferred tax (benefit) expense: U.S. Federal	(170.0)	(12.2)	(74.5)
Deferred tax (benefit) expense: Foreign	3.0	(10.1)	4.2
Deferred tax (benefit) expense: State and local	(3.9)	(4.3)	(0.9)
Total deferred tax (benefit) expense	(170.9)	(26.6)	(71.2)
Income tax (benefit) expense	$ (76.8)	$ (8.6)	$ (33.4)